INTANGIBLE ASSETS (Details 1)	Dec. 31, 2014 USD ($)
Patents and Trademark Amortization Future Expense
2015	$ 145,172
2016	141,177
2017	141,177
2018	141,177
2019	141,177
2020 and thereafter	508,734
Total	$ 1,218,614